SUPPLEMENTARY INFORMATION - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Supplementary Information
Restricted Cash	$ 17	$ 29
Accrued and other current liabilities	1,084	1,110
Line of Credit Facility, Maximum Borrowing Capacity	7,000
Restricted cash	$ 6,206	$ 0